SCHEDULE OF LEASE RELATED ASSETS AND LIABILITIES (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Right-of-use Assets
Total right-of-use asset	$ 2,718,569	$ 3,684,205	$ 4,806,881
Liabilities
Operating lease liabilities current	803,951	1,089,515	1,080,855
Operating lease liabilities non-current	$ 1,968,928	2,668,293	3,726,026
Total lease liabilities		$ 3,757,808	$ 4,806,881